Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Ordinary shares, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Ordinary shares, authorized	1,000,000,000	1,000,000,000	1,000,000,000
Class A shares
Ordinary shares,issued	327,616,985	46,051,534	46,051,534
Ordinary shares,outstanding	327,616,985	46,051,534	46,051,534
Class B shares
Ordinary shares,issued	24,468,652	16,409,405	16,409,405
Ordinary shares,outstanding	24,468,652	16,409,405	16,409,405